SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2017
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

16.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

This account consists of the following:

	2016	2017
Short-term bank loans	911	2,289
Current maturities of long-term borrowings	4,521	5,209
Total	5,432	7,498

a.	Short-term bank loans

		2016		2017
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	143	—	1,252
Bank Mandiri	Rp	—	—	—	45
Sub-total			143		1,297
Third parties
PT Bank DBS Indonesia	Rp	—	95	—	408
UOB	Rp	—	269	—	400
Bank CIMB Niaga	Rp	—	143	—	83
PT Bank Sumitomo Mitsui Indonesia ("Sumitomo")	Rp	—	—	—	80
SCB	Rp	—	90	—	—
Others	Rp	—	171	—	21
Sub-total			768		992
Total			911		2,289

Refer to Note 31 for details of related party transactions.

Other significant information relating to short-term bank loans as of December 31, 2017 is as follows:

			Total facility		Interest	Interest rate
	Borrower	Currency	(in billions)	Maturity date	payment period	per annum	Security
BNI
November 28, 2012[h,c]	Metra	Rp	150	November 28, 2018	Monthly	1 month JIBOR+2.95%	None
March 13, 2013[g]	Sigma	Rp	2,100	January 9, 2018	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6) and property and equipment (Note 10)
January 10, 2014[f]	Sigma	Rp	125	January 9, 2018	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6) and property and equipment (Note 10)
May 15, 2017	Infomedia	Rp	250	May 14, 2018	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6)
June 7, 2017	ISH	Rp	150	June 6, 2018	Monthly	1 month JIBOR+3.00%	Trade receivables (Note 6)
June 19, 2017	Telkom Infratel	Rp	161	August 31, 2018	Monthly	1 month JIBOR+3.15%	Trade receivables (Note 6)
September 28, 2017	Telkom Infratel	Rp	70	June 30, 2018	Monthly	1 month JIBOR+3.15%	Trade receivables (Note 6)
November 8, 2017	GSD	Rp	50	November 8, 2018	Monthly	9.00%	Trade receivables (Note 6)
December 19, 2017	Telkom Infratel	Rp	80	December 31, 2018	Monthly	1 month JIBOR+3.15%	Trade receivables (Note 6)
Bank Mandiri
October 11, 2017	GSD	Rp	55	September 11, 2018	Monthly	9.00%	Trade receivables (Note 6)
UOB
December 20, 2016[d]	Finnet	Rp	400	December 19, 2018	Monthly	1 month JIBOR+2.25%	None
PT Bank DBS Indonesia
April 12, 2016[e,b]	Sigma	US$	0.02	July 31, 2018	Semi-annually	3.25% (US$) / 10.75% (Rp)	Trade receivables (Note 6)
March 27, 2017	Metra	Rp	250	July 31, 2018	Monthly	1 month JIBOR+2.15%	None
Bank CIMB Niaga
April 28, 2013[a,c]	GSD	Rp	85	January 1, 2018	Monthly	10.90%-11.50%	Trade receivables (Note 6) and property and equipment (Note 10)
Sumitomo
December 21, 2017	Metra	Rp	300	January 27, 2018	Monthly	1 month JIBOR+1.50%	None

The credit facilities were obtained by the Company’s subsidiaries for working capital purposes.

[a]  Based on the latest amendment dated November 11, 2014.

[b]  Facility in U.S. dollar. Withdrawal can be executed in U.S. dollar and Indonesian rupiah.

[c]  Unsettled loan will be automatically extended up to 12 months.

[d]  Based on the latest amendment dated June 2, 2017.

[e]  Based on the latest amendment dated October 25, 2017.

[f]  Based on the latest amendment dated November 29, 2017.

[g]  Based on the latest amendment dated December 21, 2017.

[h]  Based on the latest amendment dated March 21, 2017.

b.	Current maturities of long-term borrowings

	Notes	2016	2017
Two-step loans	17a	225	206
Bonds and notes	17b	1	—
Bank loans	17c	3,637	4,110
Other borrowings	17d	—	99
Obligations under finance leases	10c.xii	658	794
Total		4,521	5,209

Refer to Note 31 for details of related party transactions.